Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	$ 3,913	$ 3,818
SecuredBorrowingLiabilities	3,882	3,774
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,293	2,293
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	1,620	1,525
Securitized mortgages [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	3,905	3,810
Securitized mortgages [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,285	2,285
Securitized mortgages [Member] | CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	1,620	1,525
Restricted cash and short-term securities [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	8	8
Restricted cash and short-term securities [member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	8	8
Restricted cash and short-term securities [member] | CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	0
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	2,250	2,250
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	$ 1,632	$ 1,524